JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares	Value ($)
JNL/American Funds Balanced Fund
INVESTMENT COMPANIES 100.0%
Global Balanced 100.0%
American Funds Insurance Series - Asset Allocation Fund - Class 1 (a)	65,957	1,372,566
Total Investment Companies (cost $1,522,656)		1,372,566
Total Investments 100.0% (cost $1,522,656)		1,372,566
Other Assets and Liabilities, Net (0.0)%		(372)
Total Net Assets 100.0%		1,372,194

(a)  Investment in affiliate.

JNL/American Funds Blue Chip Income and Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
American Funds Insurance Series - Blue Chip Income and Growth Fund - Class 1 (a)	235,023	2,441,886
Total Investment Companies (cost $3,144,237)		2,441,886
Total Investments 100.0% (cost $3,144,237)		2,441,886
Other Assets and Liabilities, Net (0.0)%		(841)
Total Net Assets 100.0%		2,441,045

(a)  Investment in affiliate.

JNL/American Funds Capital Income Builder Fund
INVESTMENT COMPANIES 100.0%
Global Balanced 100.0%
American Funds Insurance Series - Capital Income Builder Fund - Class 1 (a)	13,084	118,414
Total Investment Companies (cost $132,252)		118,414
Total Investments 100.0% (cost $132,252)		118,414
Other Assets and Liabilities, Net (0.0)%		(36)
Total Net Assets 100.0%		118,378

(a)  Investment in affiliate.

JNL/American Funds Global Bond Fund
INVESTMENT COMPANIES 100.0%
Global Fixed Income 100.0%
American Funds Insurance Series - Global Bond Fund - Class 1 (a)	39,165	461,361
Total Investment Companies (cost $465,559)		461,361
Total Investments 100.0% (cost $465,559)		461,361
Other Assets and Liabilities, Net (0.0)%		(136)
Total Net Assets 100.0%		461,225

(a)  Investment in affiliate.

JNL/American Funds Global Small Capitalization Fund
INVESTMENT COMPANIES 100.0%
Global Equity 100.0%
American Funds Insurance Series - Global Small Capitalization Fund - Class 1 (a)	26,952	540,650
Total Investment Companies (cost $661,499)		540,650
Total Investments 100.0% (cost $661,499)		540,650
Other Assets and Liabilities, Net (0.0)%		(172)
Total Net Assets 100.0%		540,478

(a)  Investment in affiliate.

JNL/American Funds Growth-Income Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
American Funds Insurance Series - Growth-Income Fund - Class 1 (a)	151,213	6,155,893
Total Investment Companies (cost $7,074,913)		6,155,893
Total Investments 100.0% (cost $7,074,913)		6,155,893
Other Assets and Liabilities, Net (0.0)%		(2,293)
Total Net Assets 100.0%		6,153,600

(a)  Investment in affiliate.

	Shares	Value ($)
JNL/American Funds International Fund
INVESTMENT COMPANIES 100.0%
International Equity 100.0%
American Funds Insurance Series - International Fund - Class 1 (a)	88,929	1,399,740
Total Investment Companies (cost $1,763,623)		1,399,740
Total Investments 100.0% (cost $1,763,623)		1,399,740
Other Assets and Liabilities, Net (0.0)%		(540)
Total Net Assets 100.0%		1,399,200

(a)  Investment in affiliate.

JNL/American Funds New World Fund
INVESTMENT COMPANIES 100.0%
Emerging Markets Equity 100.0%
American Funds Insurance Series - New World Fund - Class 1 (a)	55,757	1,108,455
Total Investment Companies (cost $1,268,642)		1,108,455
Total Investments 100.0% (cost $1,268,642)		1,108,455
Other Assets and Liabilities, Net (0.0)%		(438)
Total Net Assets 100.0%		1,108,017

(a)  Investment in affiliate.

JNL/Vanguard Capital Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
Vanguard Variable Insurance Fund - Capital Growth Portfolio (a)	10,912	338,259
Total Investment Companies (cost $395,178)		338,259
Total Investments 100.0% (cost $395,178)		338,259
Other Assets and Liabilities, Net (0.0)%		(102)
Total Net Assets 100.0%		338,157

(a)  Investment in affiliate.

JNL/Vanguard Equity Income Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
Vanguard Variable Insurance Fund - Equity Income Portfolio (a)	18,396	317,699
Total Investment Companies (cost $405,028)		317,699
Total Investments 100.0% (cost $405,028)		317,699
Other Assets and Liabilities, Net (0.0)%		(95)
Total Net Assets 100.0%		317,604

(a)  Investment in affiliate.

JNL/Vanguard International Fund
INVESTMENT COMPANIES 100.0%
International Equity 100.0%
Vanguard Variable Insurance Fund - International Portfolio (a)	22,857	530,516
Total Investment Companies (cost $619,886)		530,516
Total Investments 100.0% (cost $619,886)		530,516
Other Assets and Liabilities, Net (0.0)%		(163)
Total Net Assets 100.0%		530,353

(a)  Investment in affiliate.

JNL/Vanguard Small Company Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
Vanguard Variable Insurance Fund - Small Company Growth Portfolio (a)	12,560	173,574
Total Investment Companies (cost $278,525)		173,574
Total Investments 100.0% (cost $278,525)		173,574
Other Assets and Liabilities, Net (0.0)%		(74)
Total Net Assets 100.0%		173,500

(a)  Investment in affiliate.

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares	Value ($)
JNL Institutional Alt 25 Fund
INVESTMENT COMPANIES 100.0%
Alternative 25.9%
JNL Multi-Manager Alternative Fund - Class I (15.2%) (a)	16,664	163,806
JNL/Boston Partners Global Long Short Equity Fund - Class I (25.6%) (a)	9,773	82,969
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I (23.4%) (a)	4,898	44,376
JNL/First State Global Infrastructure Fund - Class I (4.5%) (a)	3,184	40,532
JNL/Heitman U.S. Focused Real Estate Fund - Class I (16.4%) (a)	3,246	28,398
JNL/JPMorgan Hedged Equity Fund - Class I (20.2%) (a)	5,376	54,456
JNL/Neuberger Berman Commodity Strategy Fund - Class I (31.3%) (a)	3,019	23,610
JNL/Neuberger Berman Currency Fund - Class I (28.5%) (a)	1,874	18,027
JNL/Nicholas Convertible Arbitrage Fund - Class I (17.5%) (a)	2,255	23,807
JNL/Westchester Capital Event Driven Fund - Class I (28.7%) (a)	7,567	72,340
		552,321
Domestic Equity 23.4%
JNL Multi-Manager Mid Cap Fund - Class I (9.8%) (a)	8,224	87,918
JNL Multi-Manager Small Cap Growth Fund - Class I (1.3%) (a)	933	24,776
JNL Multi-Manager Small Cap Value Fund - Class I (4.3%) (a)	3,264	30,457
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (5.2%) (a)	6,567	78,541
JNL/Morningstar Wide Moat Index Fund - Class I (13.9%) (a)	8,366	83,329
JNL/T. Rowe Price Established Growth Fund - Class I (1.0%) (a)	1,924	84,730
JNL/T. Rowe Price Value Fund - Class I (2.4%) (a)	6,106	83,105
JNL/The London Company Focused U.S. Equity Fund - Class I (48.4%) (a)	2,673	25,445
		498,301
Domestic Fixed Income 22.8%
JNL/Crescent High Income Fund - Class I (9.9%) (a)	4,044	39,956
JNL/DoubleLine Core Fixed Income Fund - Class I (2.2%) (a)	5,994	82,361
JNL/DoubleLine Total Return Fund - Class I (6.9%) (a)	15,523	172,617
JNL/PIMCO Income Fund - Class I (5.3%) (a)	7,638	75,695
JNL/PIMCO Real Return Fund - Class I (1.8%) (a)	2,282	24,229
JNL/PPM America Total Return Fund - Class I (4.3%) (a)	4,777	60,911
JNL/Scout Unconstrained Bond Fund - Class I (33.0%) (a)	3,047	29,648
		485,417
International Equity 11.2%
JNL Multi-Manager International Small Cap Fund - Class I (18.8%) (a)	4,986	39,440
JNL/Causeway International Value Select Fund - Class I (8.7%) (a)	8,574	91,745
JNL/WCM Focused International Equity Fund - Class I (7.5%) (a)	7,679	106,665
		237,850
Global Equity 5.8%
JNL/Harris Oakmark Global Equity Fund - Class I (11.1%) (a)	8,518	63,711
JNL/Loomis Sayles Global Growth Fund - Class I (24.0%) (a)	6,059	59,921
		123,632
Emerging Markets Equity 5.2%
JNL/GQG Emerging Markets Equity Fund - Class I (10.8%) (a)	6,730	58,622
JNL/Lazard Emerging Markets Fund - Class I (4.4%) (a)	3,158	23,403
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I (12.2%) (a)	3,627	28,360
		110,385
	Shares	Value ($)
Emerging Markets Fixed Income 3.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (12.0%) (a)	6,464	63,609
Global Fixed Income 2.7%
JNL/Franklin Templeton Global Multisector Bond Fund - Class I (7.3%) (a)	6,274	58,158
Total Investment Companies (cost $2,373,843)		2,129,673
Total Investments 100.0% (cost $2,373,843)		2,129,673
Other Assets and Liabilities, Net (0.0)%		(554)
Total Net Assets 100.0%		2,129,119

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2020 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Institutional Alt 50 Fund
INVESTMENT COMPANIES 100.0%
Alternative 51.3%
JNL Multi-Manager Alternative Fund - Class I (24.6%) (a)	26,877	264,199
JNL/Boston Partners Global Long Short Equity Fund - Class I (45.9%) (a)	17,538	148,896
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I (43.2%) (a)	9,043	81,929
JNL/First State Global Infrastructure Fund - Class I (7.4%) (a)	5,247	66,792
JNL/Heitman U.S. Focused Real Estate Fund - Class I (20.3%) (a)	4,014	35,119
JNL/JPMorgan Hedged Equity Fund - Class I (36.5%) (a)	9,709	98,350
JNL/Neuberger Berman Commodity Strategy Fund - Class I (46.2%) (a)	4,460	34,879
JNL/Neuberger Berman Currency Fund - Class I (46.6%) (a)	3,063	29,468
JNL/Nicholas Convertible Arbitrage Fund - Class I (28.3%) (a)	3,655	38,601
JNL/Westchester Capital Event Driven Fund - Class I (47.4%) (a)	12,519	119,678
		917,911
Domestic Fixed Income 18.1%
JNL/Crescent High Income Fund - Class I (4.7%) (a)	1,897	18,740
JNL/DoubleLine Core Fixed Income Fund - Class I (1.5%) (a)	4,176	57,375
JNL/DoubleLine Total Return Fund - Class I (5.0%) (a)	11,273	125,355
JNL/PIMCO Income Fund - Class I (3.3%) (a)	4,790	47,474
JNL/PIMCO Real Return Fund - Class I (1.1%) (a)	1,386	14,717
JNL/PPM America Total Return Fund - Class I (2.8%) (a)	3,097	39,493
JNL/Scout Unconstrained Bond Fund - Class I (21.5%) (a)	1,989	19,356
		322,510
Domestic Equity 14.0%
JNL Multi-Manager Mid Cap Fund - Class I (4.9%) (a)	4,136	44,210
JNL Multi-Manager Small Cap Growth Fund - Class I (0.7%) (a)	459	12,195
JNL Multi-Manager Small Cap Value Fund - Class I (2.0%) (a)	1,539	14,355
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (3.0%) (a)	3,801	45,460
JNL/Morningstar Wide Moat Index Fund - Class I (7.9%) (a)	4,720	47,015
JNL/T. Rowe Price Established Growth Fund - Class I (0.5%) (a)	983	43,287
JNL/T. Rowe Price Value Fund - Class I (1.3%) (a)	3,244	44,158
		250,680
International Equity 5.7%
JNL Multi-Manager International Small Cap Fund - Class I (9.7%) (a)	2,563	20,272
JNL/Causeway International Value Select Fund - Class I (3.6%) (a)	3,543	37,915
JNL/WCM Focused International Equity Fund - Class I (3.1%) (a)	3,159	43,876
		102,063

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares	Value ($)
Global Equity 3.4%
JNL/Harris Oakmark Global Equity Fund - Class I (5.9%) (a)	4,512	33,751
JNL/Loomis Sayles Global Growth Fund - Class I (10.8%) (a)	2,721	26,907
		60,658
Emerging Markets Equity 3.2%
JNL/GQG Emerging Markets Equity Fund - Class I (5.7%) (a)	3,525	30,700
JNL/Lazard Emerging Markets Fund - Class I (2.2%) (a)	1,559	11,552
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I (6.7%) (a)	1,987	15,539
		57,791
Emerging Markets Fixed Income 2.2%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (7.4%) (a)	3,986	39,223
Global Fixed Income 2.1%
JNL/Franklin Templeton Global Multisector Bond Fund - Class I (4.8%) (a)	4,109	38,095
Total Investment Companies (cost $1,965,712)		1,788,931
Total Investments 100.0% (cost $1,965,712)		1,788,931
Other Assets and Liabilities, Net (0.0)%		(495)
Total Net Assets 100.0%		1,788,436

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2020 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/American Funds Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 39.9%
American Funds Insurance Series - Growth Fund - Class 1	3,835	271,250
American Funds Insurance Series - Growth-Income Fund - Class 1	8,979	365,551
American Washington Mutual Investors Fund - Class R-6	8,221	308,761
		945,562
Global Equity 26.2%
American Funds Capital World Growth and Income Fund - Class R-6	3,051	126,225
American Funds Insurance Series - Global Growth Fund - Class 1	8,524	232,620
American Funds Insurance Series - Global Small Capitalization Fund - Class 1	7,970	159,885
American Funds Insurance Series - International Growth and Income Fund - Class 1 (a)	7,502	102,701
		621,431
Domestic Fixed Income 19.3%
American Funds American High-Income Trust - Class R-6	3,350	28,978
American Funds Intermediate Bond Fund of America - Class R-6	4,083	56,507
American Funds Mortgage Fund - Class R-6	8,731	91,327
American Funds The Bond Fund of America - Class R-6	20,651	278,999
		455,811
Emerging Markets Equity 7.2%
American Funds New World Fund - Class R-6	3,098	170,044
International Equity 5.0%
American Funds Insurance Series - International Fund - Class 1	7,528	118,494
Emerging Markets Fixed Income 2.4%
American Funds Emerging Markets Bond Fund - Class R-6 (a)	6,725	56,559
Total Investment Companies (cost $2,603,123)		2,367,901
Total Investments 100.0% (cost $2,603,123)		2,367,901
Other Assets and Liabilities, Net 0.0%		804
Total Net Assets 100.0%		2,368,705

(a)  Investment in affiliate.

	Shares	Value ($)
JNL/American Funds Moderate Growth Allocation Fund
INVESTMENT COMPANIES 99.9%
Domestic Fixed Income 37.4%
American Funds American High-Income Trust - Class R-6	5,999	51,890
American Funds Inflation Linked Bond Fund - Class R-6	2,408	24,800
American Funds Intermediate Bond Fund of America - Class R-6	6,840	94,659
American Funds Mortgage Fund - Class R-6	11,418	119,431
American Funds The Bond Fund of America - Class R-6	36,579	494,185
		784,965
Domestic Equity 30.3%
American Funds Insurance Series - Blue Chip Income and Growth Fund - Class 1	20,516	213,163
American Funds Insurance Series - Growth Fund - Class 1	2,166	153,208
American Funds Insurance Series - Growth-Income Fund - Class 1	6,657	271,018
		637,389
Global Equity 18.8%
American Funds Capital World Growth and Income Fund - Class R-6	1,056	43,673
American Funds Insurance Series - Global Growth Fund - Class 1	5,551	151,498
American Funds Insurance Series - Global Small Capitalization Fund - Class 1	5,316	106,644
American Funds Insurance Series - International Growth and Income Fund - Class 1 (a)	6,799	93,080
		394,895
International Equity 5.1%
American Funds Insurance Series - International Fund - Class 1	6,772	106,593
Emerging Markets Equity 4.5%
American Funds New World Fund - Class R-6	1,732	95,046
Emerging Markets Fixed Income 3.8%
American Funds Emerging Markets Bond Fund - Class R-6 (a)	9,574	80,518
Total Investment Companies (cost $2,264,506)		2,099,406
Total Investments 99.9% (cost $2,264,506)		2,099,406
Other Assets and Liabilities, Net 0.1%		1,894
Total Net Assets 100.0%		2,101,300

(a)  Investment in affiliate.

JNL/DFA Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 46.0%
DFA Enhanced U.S. Large Company Portfolio - Institutional Class	972	10,493
DFA U.S. Large Cap Value Portfolio - Institutional Class	462	12,145
DFA U.S. Large Company Portfolio - Institutional Class	2,046	40,531
DFA U.S. Small Cap Portfolio - Institutional Class	372	8,731
DFA U.S. Targeted Value Portfolio - Institutional Class	620	8,694
		80,594
Domestic Fixed Income 19.6%
DFA Intermediate Term Extended Quality Portfolio - Institutional Class	406	4,409
DFA Investment Grade Portfolio - Institutional Class	2,063	23,624
DFA Short-Term Extended Quality Portfolio - Institutional Class	582	6,221
		34,254
International Equity 17.0%
JNL/DFA International Core Equity Fund - Class I (49.6%) (a)	3,759	29,693
Emerging Markets Equity 12.6%
DFA Emerging Markets Portfolio - Institutional Class	657	13,952

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares	Value ($)
DFA Emerging Markets Small Cap Portfolio - Institutional Class	570	8,141
		22,093
Alternative 4.8%
DFA International Real Estate Securities Portfolio - Institutional Class	1,142	3,825
DFA Real Estate Securities Portfolio - Institutional Class	149	4,677
		8,502
Total Investment Companies (cost $208,509)		175,136
Total Investments 100.0% (cost $208,509)		175,136
Other Assets and Liabilities, Net (0.0)%		(48)
Total Net Assets 100.0%		175,088

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2020 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/DFA Moderate Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 40.3%
DFA Intermediate Term Extended Quality Portfolio - Institutional Class	1,074	11,674
DFA Investment Grade Portfolio - Institutional Class	3,018	34,554
DFA Short-Duration Real Return Portfolio - Institutional Class	167	1,592
DFA Short-Term Extended Quality Portfolio - Institutional Class	986	10,541
		58,361
Domestic Equity 35.5%
DFA Enhanced U.S. Large Company Portfolio - Institutional Class	666	7,190
DFA U.S. Large Cap Value Portfolio - Institutional Class	282	7,408
DFA U.S. Large Company Portfolio - Institutional Class	1,321	26,173
DFA U.S. Small Cap Portfolio - Institutional Class	224	5,268
DFA U.S. Targeted Value Portfolio - Institutional Class	389	5,448
		51,487
International Equity 12.5%
JNL/DFA International Core Equity Fund - Class I (30.2%) (a)	2,288	18,077
Emerging Markets Equity 8.4%
DFA Emerging Markets Portfolio - Institutional Class	376	7,979
DFA Emerging Markets Small Cap Portfolio - Institutional Class	297	4,235
		12,214
Alternative 3.3%
DFA International Real Estate Securities Portfolio - Institutional Class	552	1,851
DFA Real Estate Securities Portfolio - Institutional Class	95	2,967
		4,818
Total Investment Companies (cost $164,843)		144,957
Total Investments 100.0% (cost $164,843)		144,957
Other Assets and Liabilities, Net (0.0)%		(41)
Total Net Assets 100.0%		144,916

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2020 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Aggressive Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 48.7%
JNL Multi-Manager Mid Cap Fund - Class I (14.3%) (a)	12,021	128,504
JNL Multi-Manager Small Cap Growth Fund - Class I (1.7%) (a)	1,183	31,435
JNL Multi-Manager Small Cap Value Fund - Class I (5.3%) (a)	4,015	37,456
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (5.8%) (a)	7,272	86,969
	Shares	Value ($)
JNL/Mellon Equity Income Fund - Class I (10.9%) (a)	2,330	29,643
JNL/Morningstar Wide Moat Index Fund - Class I (13.8%) (a)	8,270	82,368
JNL/T. Rowe Price Established Growth Fund - Class I (0.9%) (a)	1,791	78,871
JNL/T. Rowe Price Value Fund - Class I (2.3%) (a)	5,888	80,131
		555,377
International Equity 21.2%
JNL Multi-Manager International Small Cap Fund - Class I (21.6%) (a)	5,742	45,417
JNL/Causeway International Value Select Fund - Class I (8.0%) (a)	7,901	84,540
JNL/WCM Focused International Equity Fund - Class I (7.9%) (a)	8,094	112,420
		242,377
Global Equity 9.8%
JNL/Harris Oakmark Global Equity Fund - Class I (11.1%) (a)	8,562	64,047
JNL/Loomis Sayles Global Growth Fund - Class I (19.2%) (a)	4,843	47,896
		111,943
Alternative 8.2%
JNL Multi-Manager Alternative Fund - Class I (1.4%) (a)	1,580	15,530
JNL/Boston Partners Global Long Short Equity Fund - Class I (2.8%) (a)	1,058	8,985
JNL/First State Global Infrastructure Fund - Class I (5.2%) (a)	3,682	46,866
JNL/Heitman U.S. Focused Real Estate Fund - Class I (12.8%) (a)	2,538	22,210
		93,591
Emerging Markets Equity 7.6%
JNL/GQG Emerging Markets Equity Fund - Class I (10.1%) (a)	6,287	54,758
JNL/Lazard Emerging Markets Fund - Class I (4.1%) (a)	2,944	21,813
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I (4.6%) (a)	1,381	10,801
		87,372
Domestic Fixed Income 3.5%
JNL/DoubleLine Total Return Fund - Class I (1.6%) (a)	3,601	40,046
Emerging Markets Fixed Income 1.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (2.1%) (a)	1,114	10,966
Total Investment Companies (cost $1,340,340)		1,141,672
Total Investments 100.0% (cost $1,340,340)		1,141,672
Other Assets and Liabilities, Net (0.0)%		(262)
Total Net Assets 100.0%		1,141,410

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2020 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 38.8%
JNL Multi-Manager Mid Cap Fund - Class I (19.4%) (a)	16,392	175,226
JNL Multi-Manager Small Cap Growth Fund - Class I (1.8%) (a)	1,241	32,949
JNL Multi-Manager Small Cap Value Fund - Class I (5.5%) (a)	4,187	39,066
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (7.7%) (a)	9,670	115,655
JNL/Mellon Equity Income Fund - Class I (16.6%) (a)	3,534	44,956
JNL/Morningstar Wide Moat Index Fund - Class I (17.6%) (a)	10,554	105,122
JNL/T. Rowe Price Established Growth Fund - Class I (1.1%) (a)	2,157	94,963
JNL/T. Rowe Price Value Fund - Class I (3.2%) (a)	8,349	113,633
		721,570
International Equity 18.8%
JNL Multi-Manager International Small Cap Fund - Class I (30.7%) (a)	8,137	64,362

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares	Value ($)
JNL/Causeway International Value Select Fund - Class I (11.7%) (a)	11,525	123,314
JNL/WCM Focused International Equity Fund - Class I (11.4%) (a)	11,711	162,672
		350,348
Domestic Fixed Income 15.0%
JNL/Crescent High Income Fund - Class I (7.1%) (a)	2,892	28,575
JNL/DoubleLine Core Fixed Income Fund - Class I (1.3%) (a)	3,702	50,862
JNL/DoubleLine Total Return Fund - Class I (4.6%) (a)	10,365	115,263
JNL/PIMCO Income Fund - Class I (2.9%) (a)	4,199	41,611
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (3.3%) (a)	3,523	42,095
		278,406
Alternative 7.4%
JNL Multi-Manager Alternative Fund - Class I (3.2%) (a)	3,456	33,970
JNL/Boston Partners Global Long Short Equity Fund - Class I (2.9%) (a)	1,124	9,540
JNL/First State Global Infrastructure Fund - Class I (7.4%) (a)	5,267	67,050
JNL/Heitman U.S. Focused Real Estate Fund - Class I (15.5%) (a)	3,061	26,785
		137,345
Global Equity 7.1%
JNL/Harris Oakmark Global Equity Fund - Class I (11.1%) (a)	8,580	64,182
JNL/Loomis Sayles Global Growth Fund - Class I (27.0%) (a)	6,821	67,462
		131,644
Emerging Markets Equity 6.7%
JNL/GQG Emerging Markets Equity Fund - Class I (14.7%) (a)	9,183	79,986
JNL/Lazard Emerging Markets Fund - Class I (5.0%) (a)	3,592	26,613
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I (7.6%) (a)	2,258	17,658
		124,257
Domestic Balanced 4.1%
JNL/T. Rowe Price Capital Appreciation Fund - Class I (1.4%) (a)	5,060	77,274
Emerging Markets Fixed Income 2.1%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (7.5%) (a)	4,011	39,464
Total Investment Companies (cost $2,110,378)		1,860,308
Total Investments 100.0% (cost $2,110,378)		1,860,308
Other Assets and Liabilities, Net (0.0)%		(409)
Total Net Assets 100.0%		1,859,899

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2020 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Moderate Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 29.9%
JNL/Crescent High Income Fund - Class I (11.9%) (a)	4,856	47,979
JNL/DoubleLine Core Fixed Income Fund - Class I (2.8%) (a)	7,893	108,445
JNL/DoubleLine Total Return Fund - Class I (7.3%) (a)	16,501	183,487
JNL/PIMCO Income Fund - Class I (6.0%) (a)	8,577	84,998
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (5.0%) (a)	5,236	62,565
JNL/PIMCO Real Return Fund - Class I (1.5%) (a)	1,836	19,495
JNL/PPM America Total Return Fund - Class I (4.4%) (a)	4,946	63,065
		570,034
Domestic Equity 26.5%
JNL Multi-Manager Mid Cap Fund - Class I (15.0%) (a)	12,667	135,412
JNL Multi-Manager Small Cap Growth Fund - Class I (1.5%) (a)	1,058	28,107
	Shares	Value ($)
JNL Multi-Manager Small Cap Value Fund - Class I (4.2%) (a)	3,244	30,266
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (4.6%) (a)	5,710	68,290
JNL/Mellon Equity Income Fund - Class I (11.4%) (a)	2,430	30,911
JNL/Morningstar Wide Moat Index Fund - Class I (14.8%) (a)	8,908	88,724
JNL/T. Rowe Price Established Growth Fund - Class I (0.6%) (a)	1,126	49,578
JNL/T. Rowe Price Value Fund - Class I (2.1%) (a)	5,369	73,073
		504,361
International Equity 13.6%
JNL Multi-Manager International Small Cap Fund - Class I (15.7%) (a)	4,169	32,980
JNL/Causeway International Value Select Fund - Class I (9.7%) (a)	9,624	102,976
JNL/WCM Focused International Equity Fund - Class I (8.7%) (a)	8,892	123,509
		259,465
Domestic Balanced 8.3%
JNL/FPA + DoubleLine Flexible Allocation Fund - Class I (1.5%) (a)	1,670	18,618
JNL/T. Rowe Price Capital Appreciation Fund - Class I (2.4%) (a)	9,065	138,418
		157,036
Alternative 7.4%
JNL Multi-Manager Alternative Fund - Class I (4.1%) (a)	4,479	44,025
JNL/Boston Partners Global Long Short Equity Fund - Class I (3.0%) (a)	1,152	9,782
JNL/First State Global Infrastructure Fund - Class I (7.2%) (a)	5,070	64,545
JNL/Heitman U.S. Focused Real Estate Fund - Class I (13.5%) (a)	2,671	23,367
		141,719
Emerging Markets Equity 4.6%
JNL/GQG Emerging Markets Equity Fund - Class I (10.6%) (a)	6,602	57,506
JNL/Lazard Emerging Markets Fund - Class I (3.2%) (a)	2,334	17,297
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I (5.7%) (a)	1,702	13,312
		88,115
Global Equity 4.6%
JNL/Harris Oakmark Global Equity Fund - Class I (7.5%) (a)	5,771	43,168
JNL/Loomis Sayles Global Growth Fund - Class I (17.8%) (a)	4,505	44,557
		87,725
Emerging Markets Fixed Income 3.1%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (11.0%) (a)	5,889	57,948
Money Market 1.0%
JNL/WMC Government Money Market Fund (0.7%) (a)	19,407	19,407
Global Fixed Income 1.0%
JNL/Franklin Templeton Global Multisector Bond Fund - Class I (2.4%) (a)	2,089	19,364
Total Investment Companies (cost $2,074,162)		1,905,174
Total Investments 100.0% (cost $2,074,162)		1,905,174
Other Assets and Liabilities, Net (0.0)%		(438)
Total Net Assets 100.0%		1,904,736

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2020 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Mellon Index 5 Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 57.6%
JNL/Mellon S&P 400 MidCap Index Fund - Class I (8.5%) (a)	11,691	189,050
JNL/Mellon S&P 500 Index Fund - Class I (2.7%) (a)	10,175	202,991

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares	Value ($)
JNL/Mellon Small Cap Index Fund - Class I (10.6%) (a)	13,720	184,541
		576,582
Domestic Fixed Income 21.6%
JNL/Mellon Bond Index Fund - Class I (16.9%) (a)	16,725	216,421
International Equity 20.8%
JNL/Mellon International Index Fund - Class I (14.8%) (a)	18,751	208,694
Total Investment Companies (cost $1,198,556)		1,001,697
Total Investments 100.0% (cost $1,198,556)		1,001,697
Other Assets and Liabilities, Net (0.0)%		(154)
Total Net Assets 100.0%		1,001,543

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2020 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/S&P 4 Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
JNL/S&P Competitive Advantage Fund - Class I (60.0%) (a)	80,377	1,157,432
JNL/S&P Dividend Income & Growth Fund - Class I (30.7%) (a)	102,861	1,108,842
JNL/S&P Intrinsic Value Fund - Class I (67.9%) (a)	110,048	1,096,083
JNL/S&P Total Yield Fund - Class I (79.2%) (a)	117,476	1,090,174
Total Investment Companies (cost $5,826,214)		4,452,531
Total Investments 100.0% (cost $5,826,214)		4,452,531
Other Assets and Liabilities, Net (0.0)%		(670)
Total Net Assets 100.0%		4,451,861

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2020 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/S&P Managed Aggressive Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 64.7%
JNL Multi-Manager Mid Cap Fund - Class I (1.9%) (a)	1,609	17,200
JNL Multi-Manager Small Cap Growth Fund - Class I (0.9%) (a)	654	17,384
JNL Multi-Manager Small Cap Value Fund - Class I (2.1%) (a)	1,602	14,949
JNL/BlackRock Large Cap Select Growth Fund - Class I (4.5%) (a)	3,708	153,852
JNL/ClearBridge Large Cap Growth Fund - Class I (12.5%) (a)	10,755	130,778
JNL/Invesco Diversified Dividend Fund - Class I (14.9%) (a)	14,032	123,902
JNL/JPMorgan MidCap Growth Fund - Class I (1.0%) (a)	579	20,857
JNL/MFS Mid Cap Value Fund - Class I (1.7%) (a)	1,747	16,000
JNL/T. Rowe Price Established Growth Fund - Class I (3.3%) (a)	6,408	282,139
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I (0.9%) (a)	999	45,222
JNL/T. Rowe Price Value Fund - Class I (7.4%) (a)	19,051	259,278
JNL/WMC Value Fund - Class I (9.0%) (a)	5,681	103,449
		1,185,010
International Equity 11.7%
JNL/Causeway International Value Select Fund - Class I (4.6%) (a)	4,537	48,545
JNL/Invesco International Growth Fund - Class I (2.0%) (a)	1,555	17,857
JNL/Lazard International Strategic Equity Fund - Class I (9.4%) (a)	1,606	17,861
JNL/WCM Focused International Equity Fund - Class I (9.2%) (a)	9,412	130,729
		214,992
Domestic Fixed Income 7.8%
JNL/DoubleLine Total Return Fund - Class I (1.7%) (a)	3,760	41,813
JNL/PIMCO Income Fund - Class I (1.4%) (a)	2,048	20,291
JNL/PPM America High Yield Bond Fund - Class I (2.0%) (a)	2,722	38,457
	Shares	Value ($)
JNL/PPM America Total Return Fund - Class I (3.0%) (a)	3,355	42,781
		143,342
Global Equity 6.9%
JNL/Oppenheimer Global Growth Fund - Class I (6.5%) (a)	8,391	125,701
Emerging Markets Equity 4.7%
JNL/GQG Emerging Markets Equity Fund - Class I (6.8%) (a)	4,228	36,824
JNL/Lazard Emerging Markets Fund - Class I (6.1%) (a)	4,424	32,783
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I (7.0%) (a)	2,092	16,358
		85,965
Alternative 3.2%
JNL Multi-Manager Alternative Fund - Class I (5.5%) (a)	6,065	59,620
Emerging Markets Fixed Income 1.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (3.4%) (a)	1,844	18,146
Total Investment Companies (cost $2,017,155)		1,832,776
Total Investments 100.0% (cost $2,017,155)		1,832,776
Other Assets and Liabilities, Net (0.0)%		(416)
Total Net Assets 100.0%		1,832,360

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2020 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/S&P Managed Conservative Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 68.1%
JNL/Crescent High Income Fund - Class I (5.7%) (a)	2,321	22,929
JNL/DoubleLine Core Fixed Income Fund - Class I (2.1%) (a)	5,771	79,288
JNL/DoubleLine Total Return Fund - Class I (4.9%) (a)	11,038	122,746
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (3.4%) (a)	2,839	34,407
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I (3.0%) (a)	3,809	57,097
JNL/PIMCO Income Fund - Class I (4.0%) (a)	5,722	56,709
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (8.2%) (a)	8,653	103,404
JNL/PIMCO Real Return Fund - Class I (2.6%) (a)	3,172	33,687
JNL/PPM America Floating Rate Income Fund - Class I (2.0%) (a)	2,372	22,820
JNL/PPM America High Yield Bond Fund - Class I (2.4%) (a)	3,244	45,840
JNL/PPM America Low Duration Bond Fund - Class I (14.6%) (a)	7,664	79,779
JNL/PPM America Total Return Fund - Class I (5.7%) (a)	6,333	80,745
JNL/T. Rowe Price Short-Term Bond Fund - Class I (2.2%) (a)	3,352	33,991
		773,442
Domestic Equity 15.0%
JNL Multi-Manager Mid Cap Fund - Class I (1.3%) (a)	1,060	11,334
JNL Multi-Manager Small Cap Growth Fund - Class I (0.6%) (a)	429	11,397
JNL/BlackRock Large Cap Select Growth Fund - Class I (0.3%) (a)	276	11,457
JNL/ClearBridge Large Cap Growth Fund - Class I (1.1%) (a)	937	11,390
JNL/DFA U.S. Core Equity Fund - Class I (2.3%) (a)	1,761	22,598
JNL/Invesco Diversified Dividend Fund - Class I (2.7%) (a)	2,559	22,592
JNL/JPMorgan MidCap Growth Fund - Class I (0.6%) (a)	317	11,423
JNL/T. Rowe Price Established Growth Fund - Class I (0.3%) (a)	520	22,892
JNL/T. Rowe Price Value Fund - Class I (1.3%) (a)	3,337	45,418
		170,501

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares	Value ($)
Global Fixed Income 7.0%
JNL/Franklin Templeton Global Multisector Bond Fund - Class I (4.2%) (a)	3,644	33,783
JNL/Neuberger Berman Strategic Income Fund - Class I (5.8%) (a)	4,487	45,944
		79,727
International Equity 3.0%
JNL/Causeway International Value Select Fund - Class I (1.1%) (a)	1,056	11,302
JNL/Invesco International Growth Fund - Class I (1.3%) (a)	999	11,471
JNL/WCM Focused International Equity Fund - Class I (0.8%) (a)	823	11,427
		34,200
Alternative 3.0%
JNL Multi-Manager Alternative Fund - Class I (3.2%) (a)	3,458	33,989
Emerging Markets Fixed Income 2.9%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (4.1%) (a)	2,193	21,573
JNL/Goldman Sachs Emerging Markets Debt Fund - Class I (5.0%) (a)	1,091	11,088
		32,661
Global Equity 1.0%
JNL/Oppenheimer Global Growth Fund - Class I (0.6%) (a)	760	11,389
Total Investment Companies (cost $1,173,568)		1,135,909
Total Investments 100.0% (cost $1,173,568)		1,135,909
Other Assets and Liabilities, Net (0.0)%		(285)
Total Net Assets 100.0%		1,135,624

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2020 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/S&P Managed Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 59.3%
JNL Multi-Manager Mid Cap Fund - Class I (4.5%) (a)	3,754	40,125
JNL Multi-Manager Small Cap Growth Fund - Class I (2.2%) (a)	1,531	40,655
JNL Multi-Manager Small Cap Value Fund - Class I (5.0%) (a)	3,799	35,444
JNL/BlackRock Large Cap Select Growth Fund - Class I (9.2%) (a)	7,534	312,595
JNL/ClearBridge Large Cap Growth Fund - Class I (29.4%) (a)	25,358	308,353
JNL/Invesco Diversified Dividend Fund - Class I (33.6%) (a)	31,662	279,580
JNL/JPMorgan MidCap Growth Fund - Class I (2.8%) (a)	1,580	56,920
JNL/MFS Mid Cap Value Fund - Class I (3.9%) (a)	4,083	37,404
JNL/T. Rowe Price Established Growth Fund - Class I (7.2%) (a)	13,967	614,956
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I (2.6%) (a)	2,843	128,693
JNL/T. Rowe Price Value Fund - Class I (15.0%) (a)	38,507	524,075
JNL/WMC Value Fund - Class I (17.5%) (a)	11,055	201,306
		2,580,106
Domestic Fixed Income 17.3%
JNL/DoubleLine Core Fixed Income Fund - Class I (3.7%) (a)	10,380	142,622
JNL/DoubleLine Total Return Fund - Class I (3.9%) (a)	8,660	96,297
JNL/PIMCO Income Fund - Class I (6.6%) (a)	9,474	93,884
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (7.1%) (a)	7,462	89,172
JNL/PPM America High Yield Bond Fund - Class I (4.7%) (a)	6,272	88,627
JNL/PPM America Low Duration Bond Fund - Class I (17.5%) (a)	9,237	96,154
JNL/PPM America Total Return Fund - Class I (10.4%) (a)	11,613	148,071
		754,827
	Shares	Value ($)
International Equity 8.7%
JNL/Causeway International Value Select Fund - Class I (7.1%) (a)	7,028	75,204
JNL/Invesco International Growth Fund - Class I (4.8%) (a)	3,674	42,178
JNL/Lazard International Strategic Equity Fund - Class I (22.0%) (a)	3,750	41,697
JNL/WCM Focused International Equity Fund - Class I (15.3%) (a)	15,727	218,452
		377,531
Global Equity 5.8%
JNL/Oppenheimer Global Growth Fund - Class I (12.9%) (a)	16,787	251,465
Emerging Markets Equity 3.7%
JNL/GQG Emerging Markets Equity Fund - Class I (15.8%) (a)	9,867	85,942
JNL/Lazard Emerging Markets Fund - Class I (7.2%) (a)	5,157	38,215
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I (16.5%) (a)	4,923	38,500
		162,657
Alternative 3.2%
JNL Multi-Manager Alternative Fund - Class I (12.8%) (a)	14,043	138,043
Emerging Markets Fixed Income 2.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (8.0%) (a)	4,300	42,307
JNL/Goldman Sachs Emerging Markets Debt Fund - Class I (19.5%) (a)	4,237	43,049
		85,356
Total Investment Companies (cost $4,733,012)		4,349,985
Total Investments 100.0% (cost $4,733,012)		4,349,985
Other Assets and Liabilities, Net (0.0)%		(962)
Total Net Assets 100.0%		4,349,023

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2020 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/S&P Managed Moderate Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 54.7%
JNL/Crescent High Income Fund - Class I (9.4%) (a)	3,826	37,802
JNL/DoubleLine Core Fixed Income Fund - Class I (3.5%) (a)	9,672	132,888
JNL/DoubleLine Total Return Fund - Class I (7.5%) (a)	16,929	188,253
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (2.7%) (a)	2,243	27,179
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I (6.0%) (a)	7,556	113,268
JNL/PIMCO Income Fund - Class I (7.4%) (a)	10,607	105,112
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (14.8%) (a)	15,609	186,533
JNL/PIMCO Real Return Fund - Class I (5.2%) (a)	6,405	68,022
JNL/PPM America High Yield Bond Fund - Class I (3.9%) (a)	5,275	74,539
JNL/PPM America Low Duration Bond Fund - Class I (29.9%) (a)	15,771	164,179
JNL/PPM America Total Return Fund - Class I (11.6%) (a)	12,944	165,034
JNL/T. Rowe Price Short-Term Bond Fund - Class I (7.1%) (a)	10,721	108,712
		1,371,521
Domestic Equity 27.3%
JNL Multi-Manager Mid Cap Fund - Class I (2.5%) (a)	2,073	22,159
JNL Multi-Manager Small Cap Growth Fund - Class I (1.2%) (a)	845	22,446
JNL/BlackRock Large Cap Select Growth Fund - Class I (1.4%) (a)	1,171	48,564
JNL/ClearBridge Large Cap Growth Fund - Class I (6.9%) (a)	5,910	71,869
JNL/DFA U.S. Core Equity Fund - Class I (2.3%) (a)	1,738	22,295
JNL/Invesco Diversified Dividend Fund - Class I (10.8%) (a)	10,187	89,953

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares	Value ($)
JNL/JPMorgan MidCap Growth Fund - Class I (1.2%) (a)	649	23,374
JNL/MFS Mid Cap Value Fund - Class I (2.0%) (a)	2,135	19,552
JNL/T. Rowe Price Established Growth Fund - Class I (2.2%) (a)	4,309	189,735
JNL/T. Rowe Price Value Fund - Class I (4.4%) (a)	11,256	153,194
JNL/WMC Value Fund - Class I (1.9%) (a)	1,195	21,756
		684,897
International Equity 5.4%
JNL/Causeway International Value Select Fund - Class I (1.9%) (a)	1,918	20,520
JNL/Invesco International Growth Fund - Class I (2.6%) (a)	1,996	22,913
JNL/Lazard International Strategic Equity Fund - Class I (11.5%) (a)	1,948	21,661
JNL/WCM Focused International Equity Fund - Class I (5.0%) (a)	5,155	71,605
		136,699
Global Fixed Income 4.0%
JNL/Franklin Templeton Global Multisector Bond Fund - Class I (6.1%) (a)	5,271	48,863
JNL/Neuberger Berman Strategic Income Fund - Class I (6.4%) (a)	4,997	51,170
		100,033
Alternative 3.1%
JNL Multi-Manager Alternative Fund - Class I (7.2%) (a)	7,913	77,785
Emerging Markets Fixed Income 2.9%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (9.0%) (a)	4,842	47,649
JNL/Goldman Sachs Emerging Markets Debt Fund - Class I (11.1%) (a)	2,405	24,437
		72,086
Emerging Markets Equity 1.7%
JNL/Lazard Emerging Markets Fund - Class I (4.0%) (a)	2,885	21,379
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I (8.8%) (a)	2,617	20,464
		41,843
Global Equity 0.9%
JNL/Oppenheimer Global Growth Fund - Class I (1.2%) (a)	1,512	22,649
Total Investment Companies (cost $2,613,799)		2,507,513
Total Investments 100.0% (cost $2,613,799)		2,507,513
Other Assets and Liabilities, Net (0.0)%		(584)
Total Net Assets 100.0%		2,506,929

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2020 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/S&P Managed Moderate Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 43.1%
JNL Multi-Manager Mid Cap Fund - Class I (4.8%) (a)	4,066	43,462
JNL Multi-Manager Small Cap Growth Fund - Class I (2.4%) (a)	1,683	44,713
JNL Multi-Manager Small Cap Value Fund - Class I (5.4%) (a)	4,150	38,722
JNL/BlackRock Large Cap Select Growth Fund - Class I (4.2%) (a)	3,449	143,111
JNL/ClearBridge Large Cap Growth Fund - Class I (22.5%) (a)	19,390	235,781
JNL/Invesco Diversified Dividend Fund - Class I (26.8%) (a)	25,246	222,920
JNL/JPMorgan MidCap Growth Fund - Class I (4.6%) (a)	2,572	92,656
JNL/MFS Mid Cap Value Fund - Class I (4.2%) (a)	4,405	40,348
JNL/T. Rowe Price Established Growth Fund - Class I (6.6%) (a)	12,762	561,925
JNL/T. Rowe Price Value Fund - Class I (12.5%) (a)	32,036	436,004
JNL/WMC Value Fund - Class I (15.2%) (a)	9,582	174,487
		2,034,129
	Shares	Value ($)
Domestic Fixed Income 34.6%
JNL/Crescent High Income Fund - Class I (12.0%) (a)	4,894	48,353
JNL/DoubleLine Core Fixed Income Fund - Class I (5.3%) (a)	14,650	201,295
JNL/DoubleLine Total Return Fund - Class I (6.1%) (a)	13,795	153,398
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (5.2%) (a)	4,273	51,792
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I (5.7%) (a)	7,157	107,278
JNL/PIMCO Income Fund - Class I (10.5%) (a)	15,175	150,380
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (16.0%) (a)	16,833	201,149
JNL/PIMCO Real Return Fund - Class I (7.9%) (a)	9,784	103,906
JNL/PPM America High Yield Bond Fund - Class I (7.7%) (a)	10,280	145,262
JNL/PPM America Low Duration Bond Fund - Class I (38.0%) (a)	19,997	208,166
JNL/PPM America Total Return Fund - Class I (14.8%) (a)	16,421	209,373
JNL/T. Rowe Price Short-Term Bond Fund - Class I (3.3%) (a)	4,995	50,653
		1,631,005
International Equity 7.6%
JNL/Causeway International Value Select Fund - Class I (7.7%) (a)	7,606	81,382
JNL/Invesco International Growth Fund - Class I (5.1%) (a)	3,934	45,160
JNL/Lazard International Strategic Equity Fund - Class I (23.8%) (a)	4,047	45,000
JNL/WCM Focused International Equity Fund - Class I (13.2%) (a)	13,511	187,665
		359,207
Alternative 3.2%
JNL Multi-Manager Alternative Fund - Class I (13.9%) (a)	15,161	149,035
Global Fixed Income 3.0%
JNL/Franklin Templeton Global Multisector Bond Fund - Class I (5.6%) (a)	4,844	44,901
JNL/Neuberger Berman Strategic Income Fund - Class I (12.4%) (a)	9,606	98,367
		143,268
Emerging Markets Fixed Income 3.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (17.4%) (a)	9,361	92,108
JNL/Goldman Sachs Emerging Markets Debt Fund - Class I (21.4%) (a)	4,641	47,158
		139,266
Global Equity 2.8%
JNL/Oppenheimer Global Growth Fund - Class I (6.9%) (a)	8,968	134,334
Emerging Markets Equity 2.7%
JNL/GQG Emerging Markets Equity Fund - Class I (7.8%) (a)	4,873	42,445
JNL/Lazard Emerging Markets Fund - Class I (8.0%) (a)	5,744	42,566
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I (18.4%) (a)	5,468	42,760
		127,771
Total Investment Companies (cost $5,055,910)		4,718,015
Total Investments 100.0% (cost $5,055,910)		4,718,015
Other Assets and Liabilities, Net (0.0)%		(1,062)
Total Net Assets 100.0%		4,716,953

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2020 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Vanguard Global Bond Market Index Fund
INVESTMENT COMPANIES 99.9%
Domestic Fixed Income 50.0%
Vanguard Intermediate-Term Bond Index Fund - Institutional Class	897	10,855
Vanguard Long-Term Bond Index Fund - Institutional Class	683	10,906

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares	Value ($)
Vanguard Mortgage-Backed Securities Index Fund - Institutional Class	423	12,516
Vanguard Short-Term Bond Index Fund - Institutional Class	1,937	20,819
Vanguard Total Bond Market Index Fund - Institutional Class	2,091	23,711
		78,807
International Fixed Income 49.9%
Vanguard Total International Bond Index Fund - Institutional Class	2,320	78,674
Total Investment Companies (cost $154,183)		157,481
Total Investments 99.9% (cost $154,183)		157,481
Other Assets and Liabilities, Net 0.1%		227
Total Net Assets 100.0%		157,708

JNL/Vanguard International Stock Market Index Fund
INVESTMENT COMPANIES 100.0%
International Equity 100.0%
Vanguard Developed Markets Index Fund - Institutional Plus Class	5,922	99,125
Vanguard Emerging Markets Stock Index Fund - Institutional Class	2,464	52,138
Vanguard European Stock Index Fund - Institutional Class	1,645	37,870
Vanguard FTSE All World ex-US Index Fund - Institutional Class	307	24,756
Vanguard FTSE All-World ex-US Small-Cap Index Fund - Admiral Shares	126	2,423
Vanguard Pacific Stock Index Fund - Institutional Class	2,689	27,996
Vanguard Total International Stock Index Fund - Institutional Class	301	27,169
Total Investment Companies (cost $351,523)		271,477
Total Investments 100.0% (cost $351,523)		271,477
Other Assets and Liabilities, Net (0.0)%		(84)
Total Net Assets 100.0%		271,393

JNL/Vanguard U.S. Stock Market Index Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
Vanguard Growth Index Fund - Institutional Class	1,201	96,957
Vanguard Large Cap Index Fund - Institutional Class	432	106,557
Vanguard Mid-Cap Index Fund - Institutional Class	416	14,983
Vanguard Small-Cap Index Fund - Institutional Class	664	36,737
Vanguard Total Stock Market Index Fund - Institutional Plus Class	1,242	146,199
Vanguard Value Index Fund - Institutional Class	2,463	85,626
Total Investment Companies (cost $553,173)		487,059
Total Investments 100.0% (cost $553,173)		487,059
Other Assets and Liabilities, Net (0.0)%		(133)
Total Net Assets 100.0%		486,926

Abbreviations:

CAPE - Cyclically Adjusted Price Earnings
FTSE - Financial Times and the London Stock Exchange
S&P - Standard & Poor's
U.S. - United States

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

Long Term Investments in Affiliates

As defined by the Investment Company Act of 1940 (“1940 Act”), as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities. Funds that own shares of other Funds advised by Jackson National Asset Management, LLC (“JNAM”), are also considered invested in an affiliate company. The following table details each Fund's long term investments in affiliates held during the period ended March 31, 2020.

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/American Funds Balanced Fund
American Funds Insurance Series - Asset Allocation Fund - Class 1	1,593,084	49,522	49,876	—	(4,295)	(215,869)	1,372,566	100.0
	1,593,084	49,522	49,876	—	(4,295)	(215,869)	1,372,566	100.0
JNL/American Funds Blue Chip Income and Growth Fund
American Funds Insurance Series - Blue Chip Income and Growth Fund - Class 1	3,302,643	775	107,389	—	18,520	(772,663)	2,441,886	100.0
	3,302,643	775	107,389	—	18,520	(772,663)	2,441,886	100.0
JNL/American Funds Capital Income Builder Fund
American Funds Insurance Series - Capital Income Builder Fund - Class 1	131,219	21,635	11,342	1,084	(1,522)	(21,576)	118,414	100.0
	131,219	21,635	11,342	1,084	(1,522)	(21,576)	118,414	100.0
JNL/American Funds Global Bond Fund
American Funds Insurance Series - Global Bond Fund - Class 1	499,191	7,186	30,774	—	(1,023)	(13,219)	461,361	100.0
	499,191	7,186	30,774	—	(1,023)	(13,219)	461,361	100.0
JNL/American Funds Global Small Capitalization Fund
American Funds Insurance Series - Global Small Capitalization Fund - Class 1	758,039	3,038	33,525	—	(1,205)	(185,697)	540,650	100.0
	758,039	3,038	33,525	—	(1,205)	(185,697)	540,650	100.0
JNL/American Funds Growth-Income Fund
American Funds Insurance Series - Growth-Income Fund - Class 1	7,835,010	24,591	167,636	—	42,813	(1,578,885)	6,155,893	100.0
	7,835,010	24,591	167,636	—	42,813	(1,578,885)	6,155,893	100.0
JNL/American Funds International Fund
American Funds Insurance Series - International Fund - Class 1	1,943,170	931	76,858	—	(8,800)	(458,703)	1,399,740	100.0
	1,943,170	931	76,858	—	(8,800)	(458,703)	1,399,740	100.0
JNL/American Funds New World Fund
American Funds Insurance Series - New World Fund - Class 1	1,482,145	4,941	39,713	—	2,054	(340,972)	1,108,455	100.0
	1,482,145	4,941	39,713	—	2,054	(340,972)	1,108,455	100.0
JNL/Vanguard Capital Growth Fund
Vanguard Variable Insurance Fund - Capital Growth Portfolio	413,209	42,290	14,936	18,523	40	(102,344)	338,259	100.0
	413,209	42,290	14,936	18,523	40	(102,344)	338,259	100.0
JNL/Vanguard Equity Income Fund
Vanguard Variable Insurance Fund - Equity Income Portfolio	369,003	67,318	3,856	23,558	(1,161)	(113,605)	317,699	100.0
	369,003	67,318	3,856	23,558	(1,161)	(113,605)	317,699	100.0
JNL/Vanguard International Fund
Vanguard Variable Insurance Fund - International Portfolio	655,748	45,781	38,254	24,608	(6,554)	(126,205)	530,516	100.0
	655,748	45,781	38,254	24,608	(6,554)	(126,205)	530,516	100.0
JNL/Vanguard Small Company Growth Fund
Vanguard Variable Insurance Fund - Small Company Growth Portfolio	283,461	23,994	27,286	23,994	(8,519)	(98,076)	173,574	100.0
	283,461	23,994	27,286	23,994	(8,519)	(98,076)	173,574	100.0
JNL Institutional Alt 25 Fund
JNL Multi-Manager Alternative Fund - Class I	179,977	6,000	6,862	—	252	(15,561)	163,806	7.7
JNL Multi-Manager International Small Cap Fund - Class I	54,373	—	1,383	—	59	(13,609)	39,440	1.8
JNL Multi-Manager Mid Cap Fund - Class I	120,587	—	3,537	—	703	(29,835)	87,918	4.1
JNL Multi-Manager Small Cap Growth Fund - Class I	33,609	—	2,145	—	608	(7,296)	24,776	1.2
JNL Multi-Manager Small Cap Value Fund - Class I	47,034	—	387	—	(3)	(16,187)	30,457	1.4
JNL/Boston Partners Global Long Short Equity Fund - Class I	105,665	—	4,753	—	(877)	(17,066)	82,969	3.9
JNL/Causeway International Value Select Fund - Class I	134,859	—	932	—	(59)	(42,123)	91,745	4.3

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/Crescent High Income Fund - Class I	46,394	—	2,000	—	(74)	(4,364)	39,956	1.9
JNL/DoubleLine Core Fixed Income Fund - Class I	91,557	—	6,191	—	231	(3,236)	82,361	3.9
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	79,782	—	4,303	—	161	(12,031)	63,609	3.0
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	114,551	250	5,437	—	960	(31,783)	78,541	3.7
JNL/DoubleLine Total Return Fund - Class I	188,543	—	13,476	—	742	(3,192)	172,617	8.1
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I	53,634	—	3,279	—	106	(6,085)	44,376	2.1
JNL/First State Global Infrastructure Fund - Class I	53,808	—	2,407	—	347	(11,216)	40,532	1.9
JNL/Franklin Templeton Global Multisector Bond Fund - Class I	65,549	—	2,917	—	(462)	(4,012)	58,158	2.7
JNL/GQG Emerging Markets Equity Fund - Class I	74,431	—	1,410	—	114	(14,513)	58,622	2.8
JNL/Harris Oakmark Global Equity Fund - Class I	94,944	—	1,172	—	(83)	(29,978)	63,711	3.0
JNL/Heitman U.S. Focused Real Estate Fund - Class I	38,729	—	765	—	146	(9,712)	28,398	1.3
JNL/JPMorgan Hedged Equity Fund - Class I	66,426	—	8,780	—	379	(3,569)	54,456	2.6
JNL/Lazard Emerging Markets Fund - Class I	34,200	—	630	—	(15)	(10,152)	23,403	1.1
JNL/Loomis Sayles Global Growth Fund - Class I	74,162	—	4,030	—	630	(10,841)	59,921	2.8
JNL/Morningstar Wide Moat Index Fund - Class I	107,040	250	3,061	—	656	(21,556)	83,329	3.9
JNL/Neuberger Berman Commodity Strategy Fund - Class I	33,492	—	131	—	(4)	(9,747)	23,610	1.1
JNL/Neuberger Berman Currency Fund - Class I	19,469	—	951	—	(34)	(457)	18,027	0.8
JNL/Nicholas Convertible Arbitrage Fund - Class I	26,468	—	1,853	—	123	(931)	23,807	1.1
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I	40,782	—	1,351	—	(16)	(11,055)	28,360	1.3
JNL/PIMCO Income Fund - Class I	85,992	—	5,111	—	138	(5,324)	75,695	3.6
JNL/PIMCO Real Return Fund - Class I	26,221	—	2,039	—	141	(94)	24,229	1.1
JNL/PPM America Total Return Fund - Class I	65,278	—	4,681	—	329	(15)	60,911	2.9
JNL/Scout Unconstrained Bond Fund - Class I	32,694	—	1,679	—	(24)	(1,343)	29,648	1.4
JNL/T. Rowe Price Established Growth Fund - Class I	107,988	250	9,221	—	2,026	(16,313)	84,730	4.0
JNL/T. Rowe Price Value Fund - Class I	114,424	250	3,521	—	280	(28,328)	83,105	3.9
JNL/The London Company Focused U.S. Equity Fund - Class I	33,507	—	858	—	(101)	(7,103)	25,445	1.2
JNL/WCM Focused International Equity Fund - Class I	134,961	—	5,994	—	1,173	(23,475)	106,665	5.0
JNL/Westchester Capital Event Driven Fund - Class I	86,773	—	2,856	—	170	(11,747)	72,340	3.4
	2,667,903	7,000	120,103	—	8,722	(433,849)	2,129,673	100.0
JNL Institutional Alt 50 Fund
JNL Multi-Manager Alternative Fund - Class I	294,521	8,900	14,456	—	570	(25,336)	264,199	14.8
JNL Multi-Manager International Small Cap Fund - Class I	28,033	—	799	—	36	(6,998)	20,272	1.1
JNL Multi-Manager Mid Cap Fund - Class I	61,149	—	2,302	—	460	(15,097)	44,210	2.5
JNL Multi-Manager Small Cap Growth Fund - Class I	16,682	—	1,202	—	341	(3,626)	12,195	0.7
JNL Multi-Manager Small Cap Value Fund - Class I	22,238	—	251	—	(2)	(7,630)	14,355	0.8
JNL/Boston Partners Global Long Short Equity Fund - Class I	183,068	—	2,653	—	(611)	(30,908)	148,896	8.3
JNL/Causeway International Value Select Fund - Class I	55,726	—	379	—	(24)	(17,408)	37,915	2.1
JNL/Crescent High Income Fund - Class I	22,135	—	1,305	—	(37)	(2,053)	18,740	1.0
JNL/DoubleLine Core Fixed Income Fund - Class I	66,040	—	6,586	—	264	(2,343)	57,375	3.2
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	49,943	—	3,409	—	143	(7,454)	39,223	2.2
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	66,908	—	3,604	—	641	(18,485)	45,460	2.5
JNL/DoubleLine Total Return Fund - Class I	142,367	—	15,326	—	859	(2,545)	125,355	7.0
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I	100,109	—	7,114	—	235	(11,301)	81,929	4.6
JNL/First State Global Infrastructure Fund - Class I	100,470	—	14,802	—	1,226	(20,102)	66,792	3.7
JNL/Franklin Templeton Global Multisector Bond Fund - Class I	44,271	—	3,204	—	(483)	(2,489)	38,095	2.1
JNL/GQG Emerging Markets Equity Fund - Class I	39,089	—	862	—	81	(7,608)	30,700	1.7
JNL/Harris Oakmark Global Equity Fund - Class I	50,232	—	556	—	(39)	(15,886)	33,751	1.9
JNL/Heitman U.S. Focused Real Estate Fund - Class I	49,248	—	2,348	—	427	(12,208)	35,119	2.0
JNL/JPMorgan Hedged Equity Fund - Class I	110,805	—	7,358	—	480	(5,577)	98,350	5.5
JNL/Lazard Emerging Markets Fund - Class I	16,813	—	243	—	(5)	(5,013)	11,552	0.6
JNL/Loomis Sayles Global Growth Fund - Class I	33,356	—	1,880	—	306	(4,875)	26,907	1.5
JNL/Morningstar Wide Moat Index Fund - Class I	60,912	—	2,094	—	450	(12,253)	47,015	2.6
JNL/Neuberger Berman Commodity Strategy Fund - Class I	50,106	—	726	—	(128)	(14,373)	34,879	2.0
JNL/Neuberger Berman Currency Fund - Class I	32,900	—	2,606	—	(90)	(736)	29,468	1.6
JNL/Nicholas Convertible Arbitrage Fund - Class I	44,190	—	4,271	—	289	(1,607)	38,601	2.2
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I	22,367	—	767	—	(5)	(6,056)	15,539	0.9
JNL/PIMCO Income Fund - Class I	55,313	—	4,562	—	137	(3,414)	47,474	2.7
JNL/PIMCO Real Return Fund - Class I	16,506	—	1,822	—	125	(92)	14,717	0.8

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/PPM America Total Return Fund - Class I	43,945	—	4,673	—	335	(114)	39,493	2.2
JNL/Scout Unconstrained Bond Fund - Class I	21,964	—	1,701	—	(19)	(888)	19,356	1.1
JNL/T. Rowe Price Established Growth Fund - Class I	55,683	—	5,108	—	1,122	(8,410)	43,287	2.4
JNL/T. Rowe Price Value Fund - Class I	61,266	—	2,188	—	177	(15,097)	44,158	2.5
JNL/WCM Focused International Equity Fund - Class I	55,650	—	2,618	—	523	(9,679)	43,876	2.5
JNL/Westchester Capital Event Driven Fund - Class I	144,419	—	5,619	—	404	(19,526)	119,678	6.7
	2,218,424	8,900	129,394	—	8,188	(317,187)	1,788,931	100.0
JNL/American Funds Growth Allocation Fund
American Funds Emerging Markets Bond Fund - Class R-6	69,628	2,732	5,001	1,236	(1,071)	(9,729)	56,559	2.4
American Funds Insurance Series - International Growth and Income Fund - Class 1	143,596	1,041	6,024	—	(1,598)	(34,314)	102,701	4.3
	213,224	3,773	11,025	1,236	(2,669)	(44,043)	159,260	6.7
JNL/American Funds Moderate Growth Allocation Fund
American Funds Emerging Markets Bond Fund - Class R-6	97,504	1,344	3,361	1,726	(571)	(14,398)	80,518	3.9
American Funds Insurance Series - International Growth and Income Fund - Class 1	126,147	75	2,082	—	(329)	(30,731)	93,080	4.4
	223,651	1,419	5,443	1,726	(900)	(45,129)	173,598	8.3
JNL/DFA Growth Allocation Fund
JNL/DFA International Core Equity Fund - Class I	39,157	2,350	900	—	(120)	(10,794)	29,693	17.0
	39,157	2,350	900	—	(120)	(10,794)	29,693	17.0
JNL/DFA Moderate Growth Allocation Fund
JNL/DFA International Core Equity Fund - Class I	24,400	1,499	1,024	—	(133)	(6,665)	18,077	12.5
	24,400	1,499	1,024	—	(133)	(6,665)	18,077	12.5
JNL Aggressive Growth Allocation Fund
JNL Multi-Manager Alternative Fund - Class I	18,451	223	1,582	—	(35)	(1,527)	15,530	1.4
JNL Multi-Manager International Small Cap Fund - Class I	61,717	143	842	—	22	(15,623)	45,417	4.0
JNL Multi-Manager Mid Cap Fund - Class I	172,170	1,005	2,483	—	484	(42,672)	128,504	11.3
JNL Multi-Manager Small Cap Growth Fund - Class I	42,117	—	2,128	—	569	(9,123)	31,435	2.8
JNL Multi-Manager Small Cap Value Fund - Class I	53,569	2,474	28	—	—	(18,559)	37,456	3.3
JNL/Boston Partners Global Long Short Equity Fund - Class I	11,040	230	324	—	(108)	(1,853)	8,985	0.8
JNL/Causeway International Value Select Fund - Class I	122,722	887	318	—	(43)	(38,708)	84,540	7.4
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	14,728	354	1,982	—	(27)	(2,107)	10,966	1.0
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	122,821	1,451	3,591	—	596	(34,308)	86,969	7.6
JNL/DoubleLine Total Return Fund - Class I	50,369	1,151	11,112	—	706	(1,068)	40,046	3.5
JNL/First State Global Infrastructure Fund - Class I	15,023	33,073	675	—	10	(565)	46,866	4.1
JNL/GQG Emerging Markets Equity Fund - Class I	72,618	51	3,651	—	(460)	(13,800)	54,758	4.8
JNL/Harris Oakmark Global Equity Fund - Class I	92,197	1,679	387	—	(27)	(29,415)	64,047	5.6
JNL/Heitman U.S. Focused Real Estate Fund - Class I	14,998	10,414	508	—	60	(2,754)	22,210	1.9
JNL/Lazard Emerging Markets Fund - Class I	30,842	424	126	—	(2)	(9,325)	21,813	1.9
JNL/Loomis Sayles Global Growth Fund - Class I	61,230	—	4,549	—	148	(8,933)	47,896	4.2
JNL/Mellon Equity Income Fund - Class I	92,123	793	32,153	—	(9,898)	(21,222)	29,643	2.6
JNL/Morningstar Wide Moat Index Fund - Class I	106,625	52	3,042	—	195	(21,462)	82,368	7.2
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I	15,371	198	544	—	(128)	(4,096)	10,801	0.9
JNL/T. Rowe Price Established Growth Fund - Class I	103,521	—	10,141	—	1,180	(15,689)	78,871	6.9
JNL/T. Rowe Price Value Fund - Class I	107,359	1,054	1,637	—	123	(26,768)	80,131	7.0
JNL/WCM Focused International Equity Fund - Class I	145,574	—	8,471	—	655	(25,338)	112,420	9.8
	1,527,185	55,656	90,274	—	(5,980)	(344,915)	1,141,672	100.0
JNL Growth Allocation Fund
JNL Multi-Manager Alternative Fund - Class I	40,157	20	2,786	—	(55)	(3,366)	33,970	1.8
JNL Multi-Manager International Small Cap Fund - Class I	87,593	1,024	2,532	—	153	(21,876)	64,362	3.5
JNL Multi-Manager Mid Cap Fund - Class I	232,120	4,296	4,990	—	989	(57,189)	175,226	9.4
JNL Multi-Manager Small Cap Growth Fund - Class I	43,008	1,001	2,554	—	697	(9,203)	32,949	1.8
JNL Multi-Manager Small Cap Value Fund - Class I	55,300	3,084	364	—	(4)	(18,950)	39,066	2.1
JNL/Boston Partners Global Long Short Equity Fund - Class I	11,678	10	126	—	(41)	(1,981)	9,540	0.5
JNL/Causeway International Value Select Fund - Class I	179,077	1,113	679	—	(48)	(56,149)	123,314	6.6
JNL/Crescent High Income Fund - Class I	35,199	11	3,267	—	(212)	(3,156)	28,575	1.5
JNL/DoubleLine Core Fixed Income Fund - Class I	63,245	260	10,807	—	424	(2,260)	50,862	2.7
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	52,699	946	6,592	—	(100)	(7,489)	39,464	2.1
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	159,792	5,565	6,527	—	1,178	(44,353)	115,655	6.2
JNL/DoubleLine Total Return Fund - Class I	142,947	488	27,033	—	1,720	(2,859)	115,263	6.2

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/First State Global Infrastructure Fund - Class I	23,879	45,922	1,371	—	(9)	(1,371)	67,050	3.6
JNL/GQG Emerging Markets Equity Fund - Class I	103,667	89	3,466	—	(349)	(19,955)	79,986	4.3
JNL/Harris Oakmark Global Equity Fund - Class I	93,022	1,423	756	—	(60)	(29,447)	64,182	3.5
JNL/Heitman U.S. Focused Real Estate Fund - Class I	23,663	8,633	494	—	70	(5,087)	26,785	1.4
JNL/Lazard Emerging Markets Fund - Class I	37,808	627	540	—	(14)	(11,268)	26,613	1.4
JNL/Loomis Sayles Global Growth Fund - Class I	86,092	—	6,559	—	490	(12,561)	67,462	3.6
JNL/Mellon Equity Income Fund - Class I	116,499	551	33,463	—	(10,127)	(28,504)	44,956	2.4
JNL/Morningstar Wide Moat Index Fund - Class I	133,363	2,001	4,078	—	470	(26,634)	105,122	5.7
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I	24,768	449	824	—	(24)	(6,711)	17,658	1.0
JNL/PIMCO Income Fund - Class I	52,411	202	7,933	—	135	(3,204)	41,611	2.2
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	52,008	72	8,773	—	403	(1,615)	42,095	2.3
JNL/T. Rowe Price Capital Appreciation Fund - Class I	97,148	—	8,800	—	1,153	(12,227)	77,274	4.2
JNL/T. Rowe Price Established Growth Fund - Class I	124,292	—	12,686	—	2,185	(18,828)	94,963	5.1
JNL/T. Rowe Price Value Fund - Class I	147,218	6,022	3,930	—	216	(35,893)	113,633	6.1
JNL/WCM Focused International Equity Fund - Class I	210,365	—	12,931	—	1,852	(36,614)	162,672	8.8
	2,429,018	83,809	174,861	—	1,092	(478,750)	1,860,308	100.0
JNL Moderate Growth Allocation Fund
JNL Multi-Manager Alternative Fund - Class I	52,619	43	4,172	—	(66)	(4,399)	44,025	2.3
JNL Multi-Manager International Small Cap Fund - Class I	42,631	1,945	1,021	—	68	(10,643)	32,980	1.7
JNL Multi-Manager Mid Cap Fund - Class I	173,228	7,796	3,711	—	735	(42,636)	135,412	7.1
JNL Multi-Manager Small Cap Growth Fund - Class I	36,013	1,203	1,964	—	553	(7,698)	28,107	1.5
JNL Multi-Manager Small Cap Value Fund - Class I	42,004	3,009	243	—	(2)	(14,502)	30,266	1.6
JNL/Boston Partners Global Long Short Equity Fund - Class I	11,697	169	42	—	(15)	(2,027)	9,782	0.5
JNL/Causeway International Value Select Fund - Class I	144,653	4,906	832	—	(53)	(45,698)	102,976	5.4
JNL/Crescent High Income Fund - Class I	58,736	72	5,188	—	(350)	(5,291)	47,979	2.5
JNL/DoubleLine Core Fixed Income Fund - Class I	133,178	287	21,062	—	796	(4,754)	108,445	5.7
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	76,343	579	7,847	—	(79)	(11,048)	57,948	3.1
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	90,093	6,071	3,404	—	593	(25,063)	68,290	3.6
JNL/DoubleLine Total Return Fund - Class I	224,757	421	39,746	—	2,482	(4,427)	183,487	9.6
JNL/First State Global Infrastructure Fund - Class I	17,916	48,007	1,454	—	26	50	64,545	3.4
JNL/FPA + DoubleLine Flexible Allocation Fund - Class I	41,582	48	15,777	—	(1,865)	(5,370)	18,618	1.0
JNL/Franklin Templeton Global Multisector Bond Fund - Class I	46,831	118	24,898	—	(3,941)	1,254	19,364	1.0
JNL/GQG Emerging Markets Equity Fund - Class I	72,272	279	924	—	67	(14,188)	57,506	3.0
JNL/Harris Oakmark Global Equity Fund - Class I	60,510	2,481	521	—	(45)	(19,257)	43,168	2.3
JNL/Heitman U.S. Focused Real Estate Fund - Class I	23,543	5,745	702	—	106	(5,325)	23,367	1.2
JNL/Lazard Emerging Markets Fund - Class I	24,443	586	361	—	(9)	(7,362)	17,297	0.9
JNL/Loomis Sayles Global Growth Fund - Class I	54,183	1,099	3,208	—	336	(7,853)	44,557	2.3
JNL/Mellon Equity Income Fund - Class I	78,142	1,298	22,481	—	(11,112)	(14,936)	30,911	1.6
JNL/Morningstar Wide Moat Index Fund - Class I	107,088	5,359	2,982	—	433	(21,174)	88,724	4.7
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I	18,187	614	495	—	(61)	(4,933)	13,312	0.7
JNL/PIMCO Income Fund - Class I	106,334	51	15,158	—	276	(6,505)	84,998	4.5
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	75,511	8	11,157	—	507	(2,304)	62,565	3.3
JNL/PIMCO Real Return Fund - Class I	23,531	—	4,047	—	229	(218)	19,495	1.0
JNL/PPM America Total Return Fund - Class I	75,138	65	12,475	—	845	(508)	63,065	3.3
JNL/T. Rowe Price Capital Appreciation Fund - Class I	161,003	2,936	7,594	—	1,461	(19,388)	138,418	7.3
JNL/T. Rowe Price Established Growth Fund - Class I	60,021	1,925	4,445	—	923	(8,846)	49,578	2.6
JNL/T. Rowe Price Value Fund - Class I	90,389	6,935	2,520	—	159	(21,890)	73,073	3.8
JNL/WCM Focused International Equity Fund - Class I	151,049	3,294	6,048	—	1,121	(25,907)	123,509	6.5
JNL/WMC Government Money Market Fund	—	20,262	855	—	—	—	19,407	1.0
	2,373,625	127,611	227,334	—	(5,882)	(362,846)	1,905,174	100.0
JNL/Mellon Index 5 Fund
JNL/Mellon Bond Index Fund - Class I	261,068	—	52,478	—	2,536	5,295	216,421	21.6
JNL/Mellon International Index Fund - Class I	276,980	8	5,590	—	(1,121)	(61,583)	208,694	20.8
JNL/Mellon S&P 400 MidCap Index Fund - Class I	277,564	494	9,246	—	1,086	(80,848)	189,050	18.9
JNL/Mellon S&P 500 Index Fund - Class I	278,848	—	24,654	—	2,776	(53,979)	202,991	20.3
JNL/Mellon Small Cap Index Fund - Class I	278,162	607	4,842	—	317	(89,703)	184,541	18.4
	1,372,622	1,109	96,810	—	5,594	(280,818)	1,001,697	100.0
JNL/S&P 4 Fund
JNL/S&P Competitive Advantage Fund - Class I	1,618,481	—	158,533	—	7,521	(310,037)	1,157,432	26.0
JNL/S&P Dividend Income & Growth Fund - Class I	1,618,906	15	19,487	—	(519)	(490,073)	1,108,842	24.9
JNL/S&P Intrinsic Value Fund - Class I	1,612,157	169	41,878	—	1,964	(476,329)	1,096,083	24.6
JNL/S&P Total Yield Fund - Class I	1,619,096	147	56,343	—	1,060	(473,786)	1,090,174	24.5

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
	6,468,640	331	276,241	—	10,026	(1,750,225)	4,452,531	100.0
JNL/S&P Managed Aggressive Growth Fund
JNL Multi-Manager Alternative Fund - Class I	64,494	4,992	3,984	—	8	(5,890)	59,620	3.3
JNL Multi-Manager Mid Cap Fund - Class I	25,339	53	2,524	—	490	(6,158)	17,200	0.9
JNL Multi-Manager Small Cap Growth Fund - Class I	31,443	41	9,640	—	2,661	(7,121)	17,384	0.9
JNL Multi-Manager Small Cap Value Fund - Class I	27,192	225	4,616	—	(33)	(7,819)	14,949	0.8
JNL/BlackRock Large Cap Select Growth Fund - Class I	186,945	—	12,331	—	3,137	(23,899)	153,852	8.4
JNL/Causeway International Value Select Fund - Class I	68,550	2,237	64	—	(4)	(22,174)	48,545	2.6
JNL/ClearBridge Large Cap Growth Fund - Class I	157,292	—	2,785	—	646	(24,375)	130,778	7.1
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	22,479	6	905	—	(15)	(3,419)	18,146	1.0
JNL/DoubleLine Total Return Fund - Class I	42,715	3,990	4,279	—	230	(843)	41,813	2.3
JNL/GQG Emerging Markets Equity Fund - Class I	38,998	7,976	805	—	(52)	(9,293)	36,824	2.0
JNL/Invesco Diversified Dividend Fund - Class I	153,886	9,678	886	—	57	(38,833)	123,902	6.8
JNL/Invesco Global Real Estate Fund - Class I	6,432	—	6,446	—	883	(869)	—	—
JNL/Invesco International Growth Fund - Class I	22,910	27	28	—	—	(5,052)	17,857	1.0
JNL/Invesco Small Cap Growth Fund - Class I	6,233	—	6,402	—	1,043	(874)	—	—
JNL/JPMorgan MidCap Growth Fund - Class I	25,067	4,183	5,000	—	1,266	(4,659)	20,857	1.1
JNL/Lazard Emerging Markets Fund - Class I	46,989	172	182	—	(4)	(14,192)	32,783	1.8
JNL/Lazard International Strategic Equity Fund - Class I	21,725	1,813	303	—	6	(5,380)	17,861	1.0
JNL/MFS Mid Cap Value Fund - Class I	23,183	117	69	—	7	(7,238)	16,000	0.9
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I	29,635	31	7,111	—	(28)	(6,169)	16,358	0.9
JNL/Oppenheimer Global Growth Fund - Class I	161,149	2,122	2,517	—	219	(35,272)	125,701	6.9
JNL/PIMCO Income Fund - Class I	20,810	2,595	1,690	—	34	(1,458)	20,291	1.1
JNL/PPM America High Yield Bond Fund - Class I	45,379	1,389	2,135	—	(74)	(6,102)	38,457	2.1
JNL/PPM America Total Return Fund - Class I	42,814	3,889	4,094	—	265	(93)	42,781	2.3
JNL/T. Rowe Price Established Growth Fund - Class I	348,738	—	17,317	—	3,013	(52,295)	282,139	15.4
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	85,213	—	26,725	—	5,903	(19,169)	45,222	2.5
JNL/T. Rowe Price Short-Term Bond Fund - Class I	1,971	—	1,975	—	86	(82)	—	—
JNL/T. Rowe Price Value Fund - Class I	341,560	9,521	4,129	—	316	(87,990)	259,278	14.2
JNL/WCM Focused International Equity Fund - Class I	155,300	8,601	5,157	—	683	(28,698)	130,729	7.1
JNL/WMC Value Fund - Class I	130,902	9,763	1,432	—	67	(35,851)	103,449	5.6
	2,335,343	73,421	135,531	—	20,810	(461,267)	1,832,776	100.0
JNL/S&P Managed Conservative Fund
JNL Multi-Manager Alternative Fund - Class I	36,780	1,759	1,319	—	27	(3,258)	33,989	3.0
JNL Multi-Manager Mid Cap Fund - Class I	12,298	2,812	537	—	87	(3,326)	11,334	1.0
JNL Multi-Manager Small Cap Growth Fund - Class I	12,367	2,730	1,042	—	278	(2,936)	11,397	1.0
JNL Multi-Manager Small Cap Value Fund - Class I	1	—	1	—	—	—	—	—
JNL/BlackRock Large Cap Select Growth Fund - Class I	8,247	6,027	1,285	—	89	(1,621)	11,457	1.0
JNL/Causeway International Value Select Fund - Class I	12,478	3,398	295	—	(59)	(4,220)	11,302	1.0
JNL/ClearBridge Large Cap Growth Fund - Class I	12,427	2,203	1,375	—	408	(2,273)	11,390	1.0
JNL/Crescent High Income Fund - Class I	27,754	1,928	4,319	—	82	(2,516)	22,929	2.0
JNL/DFA U.S. Core Equity Fund - Class I	24,881	5,385	1,311	—	262	(6,619)	22,598	2.0
JNL/DoubleLine Core Fixed Income Fund - Class I	84,730	1,710	4,147	—	27	(3,032)	79,288	7.0
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	23,528	2,084	127	—	8	(3,920)	21,573	1.9
JNL/DoubleLine Total Return Fund - Class I	124,547	11,697	11,518	—	499	(2,479)	122,746	10.8
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	36,303	701	2,206	—	30	(421)	34,407	3.0
JNL/Franklin Templeton Global Multisector Bond Fund - Class I	50,229	3,531	17,321	—	(1,984)	(672)	33,783	3.0
JNL/Goldman Sachs Emerging Markets Debt Fund - Class I	12,346	1,069	329	—	9	(2,007)	11,088	1.0
JNL/Invesco Diversified Dividend Fund - Class I	20,798	8,482	442	—	24	(6,270)	22,592	2.0
JNL/Invesco International Growth Fund - Class I	12,456	2,400	527	—	(25)	(2,833)	11,471	1.0
JNL/JPMorgan MidCap Growth Fund - Class I	15,814	2,439	5,096	—	1,272	(3,006)	11,423	1.0
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	56,163	5,126	7,117	—	496	2,429	57,097	5.0
JNL/MFS Mid Cap Value Fund - Class I	3,373	—	3,377	—	543	(539)	—	—
JNL/Neuberger Berman Strategic Income Fund - Class I	48,693	3,024	884	—	13	(4,902)	45,944	4.1
JNL/Oppenheimer Global Growth Fund - Class I	12,369	2,496	695	—	(8)	(2,773)	11,389	1.0
JNL/PIMCO Income Fund - Class I	60,851	1,805	2,063	—	27	(3,911)	56,709	5.0
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	73,611	37,703	4,626	—	(40)	(3,244)	103,404	9.1
JNL/PIMCO Real Return Fund - Class I	44,265	1,350	12,035	—	803	(696)	33,687	3.0
JNL/PPM America Floating Rate Income Fund - Class I	24,391	1,698	140	—	6	(3,135)	22,820	2.0
JNL/PPM America High Yield Bond Fund - Class I	52,597	5,080	5,125	—	250	(6,962)	45,840	4.0
JNL/PPM America Low Duration Bond Fund - Class I	84,559	2,255	6,296	—	120	(859)	79,779	7.0
JNL/PPM America Total Return Fund - Class I	84,570	1,692	5,795	—	319	(41)	80,745	7.1
JNL/Scout Unconstrained Bond Fund - Class I	6,453	—	6,472	—	225	(206)	—	—

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/T. Rowe Price Established Growth Fund - Class I	24,869	4,613	3,056	—	594	(4,128)	22,892	2.0
JNL/T. Rowe Price Short-Term Bond Fund - Class I	42,921	1,787	10,132	—	363	(948)	33,991	3.0
JNL/T. Rowe Price Value Fund - Class I	47,935	11,880	1,265	—	(45)	(13,087)	45,418	4.0
JNL/WCM Focused International Equity Fund - Class I	12,549	2,219	1,204	—	192	(2,329)	11,427	1.0
JNL/WMC Value Fund - Class I	849	—	856	—	99	(92)	—	—
	1,209,002	143,083	124,335	—	4,991	(96,832)	1,135,909	100.0
JNL/S&P Managed Growth Fund
JNL Multi-Manager Alternative Fund - Class I	161,601	—	10,088	—	102	(13,572)	138,043	3.2
JNL Multi-Manager Mid Cap Fund - Class I	59,061	116	5,844	—	1,135	(14,343)	40,125	0.9
JNL Multi-Manager Small Cap Growth Fund - Class I	73,595	86	22,615	—	6,249	(16,660)	40,655	0.9
JNL Multi-Manager Small Cap Value Fund - Class I	59,676	430	6,050	—	(45)	(18,567)	35,444	0.8
JNL/BlackRock Large Cap Select Growth Fund - Class I	392,024	—	38,168	—	10,421	(51,682)	312,595	7.2
JNL/Causeway International Value Select Fund - Class I	109,570	455	421	—	(27)	(34,373)	75,204	1.7
JNL/ClearBridge Large Cap Growth Fund - Class I	362,216	16,677	14,403	—	4,131	(60,268)	308,353	7.1
JNL/Crescent High Income Fund - Class I	29,784	—	29,888	—	660	(556)	—	—
JNL/DoubleLine Core Fixed Income Fund - Class I	131,790	32,713	16,541	—	(20)	(5,320)	142,622	3.3
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	53,184	14	2,898	—	15	(8,008)	42,307	1.0
JNL/DoubleLine Total Return Fund - Class I	97,791	11,742	11,902	—	707	(2,041)	96,297	2.2
JNL/Goldman Sachs Emerging Markets Debt Fund - Class I	53,319	81	2,074	—	(115)	(8,162)	43,049	1.0
JNL/GQG Emerging Markets Equity Fund - Class I	87,836	22,102	2,153	—	(61)	(21,782)	85,942	2.0
JNL/Invesco Diversified Dividend Fund - Class I	324,978	41,593	—	—	—	(86,991)	279,580	6.4
JNL/Invesco Global Real Estate Fund - Class I	7,113	—	7,128	—	1,055	(1,040)	—	—
JNL/Invesco International Growth Fund - Class I	55,582	2	1,481	—	52	(11,977)	42,178	1.0
JNL/Invesco Small Cap Growth Fund - Class I	15,440	—	15,857	—	2,609	(2,192)	—	—
JNL/JPMorgan MidCap Growth Fund - Class I	74,729	16,916	25,001	—	6,332	(16,056)	56,920	1.3
JNL/Lazard Emerging Markets Fund - Class I	57,870	296	3,443	—	(78)	(16,430)	38,215	0.9
JNL/Lazard International Strategic Equity Fund - Class I	47,992	6,992	717	—	25	(12,595)	41,697	1.0
JNL/MFS Mid Cap Value Fund - Class I	55,892	252	1,878	—	106	(16,968)	37,404	0.9
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I	67,731	162	14,797	—	(59)	(14,537)	38,500	0.9
JNL/Oppenheimer Global Growth Fund - Class I	330,751	50	9,543	—	1,013	(70,806)	251,465	5.8
JNL/PIMCO Income Fund - Class I	105,751	3,943	9,296	—	272	(6,786)	93,884	2.2
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	65,306	29,187	2,441	—	(66)	(2,814)	89,172	2.0
JNL/PIMCO Real Return Fund - Class I	14,943	—	15,080	—	1,045	(908)	—	—
JNL/PPM America High Yield Bond Fund - Class I	106,602	131	3,964	—	(144)	(13,998)	88,627	2.0
JNL/PPM America Low Duration Bond Fund - Class I	103,933	437	7,476	—	264	(1,004)	96,154	2.2
JNL/PPM America Total Return Fund - Class I	153,334	11,008	17,007	—	1,216	(480)	148,071	3.4
JNL/Scout Unconstrained Bond Fund - Class I	4,700	—	4,713	—	220	(207)	—	—
JNL/T. Rowe Price Established Growth Fund - Class I	749,056	14,108	41,123	—	7,898	(114,983)	614,956	14.1
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	216,936	—	50,001	—	11,044	(49,286)	128,693	3.0
JNL/T. Rowe Price Short-Term Bond Fund - Class I	6,960	—	6,973	—	273	(260)	—	—
JNL/T. Rowe Price Value Fund - Class I	707,535	5,273	11,887	—	906	(177,752)	524,075	12.0
JNL/WCM Focused International Equity Fund - Class I	265,793	8,704	9,675	—	1,564	(47,934)	218,452	5.0
JNL/WMC Value Fund - Class I	265,353	9,498	4,080	—	193	(69,658)	201,306	4.6
	5,475,727	232,968	426,606	—	58,892	(990,996)	4,349,985	100.0
JNL/S&P Managed Moderate Fund
JNL Multi-Manager Alternative Fund - Class I	90,160	—	5,001	—	219	(7,593)	77,785	3.1
JNL Multi-Manager Mid Cap Fund - Class I	31,279	350	2,229	—	431	(7,672)	22,159	0.9
JNL Multi-Manager Small Cap Growth Fund - Class I	31,469	350	3,434	—	959	(6,898)	22,446	0.9
JNL Multi-Manager Small Cap Value Fund - Class I	752	—	755	—	93	(90)	—	—
JNL/BlackRock Large Cap Select Growth Fund - Class I	50,037	8,441	3,276	—	1,001	(7,639)	48,564	1.9
JNL/Causeway International Value Select Fund - Class I	31,267	632	2,201	—	(157)	(9,021)	20,520	0.8
JNL/ClearBridge Large Cap Growth Fund - Class I	79,573	8,414	3,205	—	1,069	(13,982)	71,869	2.9
JNL/Crescent High Income Fund - Class I	57,222	6	15,370	—	304	(4,360)	37,802	1.5
JNL/DFA U.S. Core Equity Fund - Class I	31,618	308	2,504	—	548	(7,675)	22,295	0.9
JNL/DoubleLine Core Fixed Income Fund - Class I	138,336	7,598	8,189	—	239	(5,096)	132,888	5.3
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	56,544	1,784	1,792	—	76	(8,963)	47,649	1.9
JNL/DoubleLine Total Return Fund - Class I	203,245	—	12,320	—	710	(3,382)	188,253	7.5
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	19,440	9,700	1,628	—	11	(344)	27,179	1.1
JNL/Franklin Templeton Global Multisector Bond Fund - Class I	101,123	283	48,722	—	(5,253)	1,432	48,863	1.9
JNL/Goldman Sachs Emerging Markets Debt Fund - Class I	30,331	1	1,283	—	22	(4,634)	24,437	1.0
JNL/Invesco Diversified Dividend Fund - Class I	109,571	8,296	94	—	(11)	(27,809)	89,953	3.6
JNL/Invesco Global Real Estate Fund - Class I	2,950	—	2,956	—	403	(397)	—	—
JNL/Invesco International Growth Fund - Class I	31,672	360	2,762	—	102	(6,459)	22,913	0.9

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/Invesco Small Cap Growth Fund - Class I	9,023	—	9,265	—	1,526	(1,284)	—	—
JNL/JPMorgan MidCap Growth Fund - Class I	39,801	241	12,813	—	3,247	(7,102)	23,374	0.9
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	94,382	22,200	8,916	—	645	4,957	113,268	4.5
JNL/Lazard Emerging Markets Fund - Class I	31,434	333	1,188	—	(45)	(9,155)	21,379	0.9
JNL/Lazard International Strategic Equity Fund - Class I	27,484	542	24	—	(8)	(6,333)	21,661	0.9
JNL/MFS Mid Cap Value Fund - Class I	27,673	601	23	—	(7)	(8,692)	19,552	0.8
JNL/Neuberger Berman Strategic Income Fund - Class I	62,015	—	5,222	—	75	(5,698)	51,170	2.0
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I	28,066	359	24	—	(13)	(7,924)	20,464	0.8
JNL/Oppenheimer Global Growth Fund - Class I	34,305	332	5,919	—	667	(6,736)	22,649	0.9
JNL/PIMCO Income Fund - Class I	114,706	2,199	4,655	—	131	(7,269)	105,112	4.2
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	133,618	67,672	8,882	—	60	(5,935)	186,533	7.4
JNL/PIMCO Real Return Fund - Class I	86,100	—	18,309	—	1,227	(996)	68,022	2.7
JNL/PPM America High Yield Bond Fund - Class I	97,531	65	11,503	—	570	(12,124)	74,539	3.0
JNL/PPM America Low Duration Bond Fund - Class I	174,264	—	8,822	—	309	(1,572)	164,179	6.5
JNL/PPM America Total Return Fund - Class I	169,052	5,890	10,737	—	787	42	165,034	6.6
JNL/Scout Unconstrained Bond Fund - Class I	942	—	945	—	71	(68)	—	—
JNL/T. Rowe Price Established Growth Fund - Class I	242,163	1,667	22,297	—	4,845	(36,643)	189,735	7.6
JNL/T. Rowe Price Short-Term Bond Fund - Class I	116,449	—	6,019	—	231	(1,949)	108,712	4.3
JNL/T. Rowe Price Value Fund - Class I	208,589	2,760	7,034	—	489	(51,610)	153,194	6.1
JNL/WCM Focused International Equity Fund - Class I	88,033	701	2,252	—	439	(15,316)	71,605	2.9
JNL/WMC Value Fund - Class I	31,690	383	2,904	—	128	(7,541)	21,756	0.9
	2,913,909	152,468	265,474	—	16,140	(309,530)	2,507,513	100.0
JNL/S&P Managed Moderate Growth Fund
JNL Multi-Manager Alternative Fund - Class I	176,328	—	12,766	—	241	(14,768)	149,035	3.2
JNL Multi-Manager Mid Cap Fund - Class I	62,081	868	5,483	—	1,066	(15,070)	43,462	0.9
JNL Multi-Manager Small Cap Growth Fund - Class I	62,011	514	6,001	—	1,703	(13,514)	44,713	0.9
JNL Multi-Manager Small Cap Value Fund - Class I	63,275	1,759	6,867	—	(51)	(19,394)	38,722	0.8
JNL/BlackRock Large Cap Select Growth Fund - Class I	181,566	—	20,223	—	5,966	(24,198)	143,111	3.0
JNL/Causeway International Value Select Fund - Class I	112,221	5,374	—	—	—	(36,213)	81,382	1.7
JNL/ClearBridge Large Cap Growth Fund - Class I	275,355	12,090	9,485	—	3,202	(45,381)	235,781	5.0
JNL/Crescent High Income Fund - Class I	74,106	—	20,471	—	310	(5,592)	48,353	1.0
JNL/DoubleLine Core Fixed Income Fund - Class I	191,836	33,500	16,438	—	361	(7,964)	201,295	4.3
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	111,481	3,995	6,114	—	135	(17,389)	92,108	2.0
JNL/DoubleLine Total Return Fund - Class I	173,386	—	17,924	—	1,015	(3,079)	153,398	3.2
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	57,789	—	5,489	—	157	(665)	51,792	1.1
JNL/Franklin Templeton Global Multisector Bond Fund - Class I	119,975	208	71,682	—	(7,717)	4,117	44,901	0.9
JNL/Goldman Sachs Emerging Markets Debt Fund - Class I	59,475	23	3,319	—	(54)	(8,967)	47,158	1.0
JNL/GQG Emerging Markets Equity Fund - Class I	51,601	972	—	—	—	(10,128)	42,445	0.9
JNL/Invesco Diversified Dividend Fund - Class I	253,662	37,505	—	—	—	(68,247)	222,920	4.7
JNL/Invesco Global Real Estate Fund - Class I	15,850	—	15,880	—	2,172	(2,142)	—	—
JNL/Invesco International Growth Fund - Class I	60,027	502	2,806	—	112	(12,675)	45,160	1.0
JNL/Invesco Small Cap Growth Fund - Class I	16,845	—	17,293	—	2,837	(2,389)	—	—
JNL/JPMorgan MidCap Growth Fund - Class I	120,737	502	12,028	—	3,146	(19,701)	92,656	2.0
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	96,393	18,600	13,206	—	945	4,546	107,278	2.3
JNL/Lazard Emerging Markets Fund - Class I	61,214	820	1,367	—	(38)	(18,063)	42,566	0.9
JNL/Lazard International Strategic Equity Fund - Class I	50,680	7,640	19	—	1	(13,302)	45,000	1.0
JNL/MFS Mid Cap Value Fund - Class I	56,288	1,525	—	—	—	(17,465)	40,348	0.9
JNL/Neuberger Berman Strategic Income Fund - Class I	105,471	9,500	5,492	—	(373)	(10,739)	98,367	2.1
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I	60,975	865	2,780	—	(48)	(16,252)	42,760	0.9
JNL/Oppenheimer Global Growth Fund - Class I	191,566	1,543	22,549	—	2,568	(38,794)	134,334	2.8
JNL/PIMCO Income Fund - Class I	165,514	7,400	12,075	—	264	(10,723)	150,380	3.2
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	146,839	72,701	11,860	—	(127)	(6,404)	201,149	4.3
JNL/PIMCO Real Return Fund - Class I	120,829	—	17,153	—	1,127	(897)	103,906	2.2
JNL/PPM America High Yield Bond Fund - Class I	178,109	709	10,809	—	192	(22,939)	145,262	3.1
JNL/PPM America Low Duration Bond Fund - Class I	230,962	—	21,193	—	744	(2,347)	208,166	4.4
JNL/PPM America Total Return Fund - Class I	213,635	16,500	21,724	—	1,503	(541)	209,373	4.4
JNL/Scout Unconstrained Bond Fund - Class I	5,570	—	5,585	—	323	(308)	—	—
JNL/T. Rowe Price Established Growth Fund - Class I	719,494	1,497	64,633	—	14,128	(108,561)	561,925	11.9
JNL/T. Rowe Price Short-Term Bond Fund - Class I	75,604	—	24,174	—	961	(1,738)	50,653	1.1
JNL/T. Rowe Price Value Fund - Class I	583,980	8,616	12,743	—	990	(144,839)	436,004	9.2
JNL/WCM Focused International Equity Fund - Class I	225,760	5,067	3,790	—	753	(40,125)	187,665	4.0

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/WMC Value Fund - Class I	219,113	15,320	1,231	—	70	(58,785)	174,487	3.7
	5,747,603	266,115	502,652	—	38,584	(831,635)	4,718,015	100.0

Security Valuation and Fair Value Measurement. Under the JNL Series Trust’s (“Trust”) valuation policy and procedures, the Trust’s Board of Trustees ("Board" or "Trustees") has delegated the daily operational oversight of the securities valuation function to the JNAM Valuation Committee (“Valuation Committee”), which consists of certain officers of the Trust and JNAM management. The Valuation Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures adopted by the Board, the Valuation Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Valuation Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The net asset value (“NAV”) of a Fund's shares is generally determined once each day the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (normally, 4:00 PM Eastern Time, Monday through Friday). The Funds of Funds’ investments in the underlying funds are valued at the daily NAV of the applicable underlying fund determined as of the close of the NYSE on each valuation date. Valuation of investments by the underlying funds is discussed in the underlying funds’ Form N-PORT, which are filed with the U.S. Securities and Exchange Commission (“SEC”) and are available on the SEC’s website at www.sec.gov. Each Feeder Fund’s investment in its corresponding Master Fund is valued at the daily NAV per share of the applicable Master Fund determined as of the close of the NYSE on each valuation date. Valuation of the investments by the Master Fund is discussed in each Master Fund’s shareholder report, which is available on the SEC's website at www.sec.gov.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurement” establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund's investments under FASB ASC Topic 820 guidance and are summarized into three broad categories. Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for investments in mutual funds. Investments in the underlying funds and Master Funds are categorized as Level 1 within FASB ASC Topic 820 fair value hierarchy. The Level 1 valuation assets for the Funds can be referenced in the Schedules of Investments. There were no Level 2 or Level 3 investments in these Funds.

For additional information on the Funds' policies regarding valuation of investments and other significant accounting matters, please refer to the Funds' most recent annual or semi-annual report.